SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                                 Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b)                                 Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary.  All inter-company transactions and balances have been eliminated on consolidation.

(c)                                  Noncontrolling interest

Noncontrolling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

(d)                                 Significant risks and uncertainties

The Group participates in a young and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and trends in new technologies or industry standards; competition; changes in key suppliers; changes in certain strategic relationships; regulatory or other PRC related factors such as PRC tax rules and etc.; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks related to VIEs structure as detailed in note 1; and general risks associated with the advertising industry.

The Company is currently involved in litigation with the selling shareholders and former management of DMG as detailed in Note 18(c). There can be no assurance that the Company will be successful in defending against any claims in the future. The damages, costs, expenses and attorneys’ fees arising from any future claims against the Company could have an adverse effect on the Group’s business, results of operations, financial condition and prospects. In addition, the Group’s reputation may be negatively affected by these or any future allegations.

(e)                                  Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(f)                                    Restricted cash

Restricted cash represents the amount of cash pledged as securities for outstanding bank loans to financial institutions and the bank deposits placed in escrow accounts as the performance security for certain concession agreements and PIDS agreements which are restricted from withdrawal.  Restricted cash pledged as securities for outstanding short-term bank loans to financial institutions is classified as current asset. Restricted cash related to bank deposits in escrow accounts as the performance security for certain concession agreements and PIDS agreements are classified as current or non-current assets depending on whether or not such agreements are expected to be completed within one year.

(g)                                 Accounts receivable

Accounts receivable primarily represent amounts due from customers, which are recorded at the invoiced amount or at an amount in accordance with the contractual terms agreed with the advertising customers, and do not bear interest.  The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectibility of the balance.  In evaluating the collectibility of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions.  Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  The Group does not have any off-balance-sheet credit exposure related to its customers.

(h)                                 Intangible assets, net

Intangible assets, which consist of concession contracts, customer base, non-compete agreements, technology, trademark and patents are carried at cost less accumulated amortization.  Amortization is calculated using the straight-line method over their respective expected useful lives as follows:

Estimated useful life
Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

(i)                                    Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation and amortization.  Assembly in progress is not depreciated until it is ready for its intended use.

Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives, after taking into account the residual values:

Estimated useful life
Media display equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

(j)                                    Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group’s share of undistributed earnings or losses of these entities, by the amortization of intangible assets recognized upon purchase price allocation and by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

The Group generates a portion of its revenues from sales of advertising time on mobile television networks which are owned by its equity method investees.  Because the operations of the Group’s investees under equity method form an integral part to the Group’s operating activities, the Group’s share of undistributed earnings or losses of these entities is classified as part of the Group’s operating profit (loss).

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(k)                                 Other investments

The Group’s investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method.  Dividends and other distributions of earnings from investees, if any, are recognized in the consolidated statements of operations when declared.  The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(l)                                    Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. The Group recorded an impairment charge of $49,193,681 against intangible assets in the consolidated statements of operations during the year ended December 31, 2010 as detailed in Note 8. No impairment charge was recognized for long-lived assets during the years ended December 31, 2009 and 2011.

(m)                              Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.  Goodwill is not amortized but rather tested for impairment at least annually.  The Company tests goodwill for impairment in December of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Impairment testing for goodwill is done at the reporting unit level.  A reporting unit is an operating segment or one level below an operating segment (also known as a component).

An impairment charge against goodwill of $96,526,823 was recorded in the consolidated statements of operations during the year ended December 31, 2010 as detailed in Note 7.  No impairment charge is recognized against goodwill during the years ended December 31, 2009 and 2011.

(n)                                 Business combinations

Business combinations are recorded using the acquisition method of accounting.  On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations.  From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.  Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business combination is measured at the fair value as of the date of acquisition.  For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations.  For business acquired in the periods prior to January 1, 2009, contingent consideration was not recorded until the contingency was resolved.

(o)                                 Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. An estimated loss from a loss contingency such as a legal proceeding or claim is accrued if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.  In determining whether a loss should be accrued the Company evaluates, among other factors, the degree of probability of an unfavourable outcome and the ability to make a reasonable estimate of the amount of loss.

(p)                                 Revenue recognition

(1)                                 Time-based advertising services

For time-based advertising services, the Group recognizes revenues as the advertisements are aired over the contractual term based on the schedules agreed with the customers. Payments received in advance of services provided are recorded as customer deposits.

Revenue is deferred until persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post-delivery obligations to the customers, the sales price is fixed or determinable, and collection is reasonably assured.

(2)                                 Barter transactions

The Group engages in barter transactions which are generally recorded at fair value.  The revenues contributed by barter transactions accounted for 1%, 1% and 6% of the Group’s total revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

(3)                                 Sales of advertising equipment

Sales of advertising equipment comprises sales of media display equipment and PIDS.

Revenues from sales of media display equipment, which are from related parties, are recognized upon delivery, at which time all of the following four criteria are met: (i) pervasive evidence that an arrangement exists; (ii) delivery of the productions and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable, and (iv) collection of the resulting receivable is reasonable assured.

The Group entered into certain arrangements for sales of PIDS where it is obligated to deliver multiple products and/or services (multiple elements), including, the equipment necessary for the operation of PIDS, free post-delivery support and training.  The Group is unable to establish vendor-specific objective evidence or third party evidence of fair value for any of the elements in the arrangement because they are not sold separately, nor is the Group able to establish the estimated selling prices for each components in the arrangements for sales of PIDS.  Recognition of revenue from the sales of PIDS is deferred until the earlier of the point at which such sufficient vendor-specific objective evidence does exist or all elements of the arrangement have been delivered.

Advertising equipment revenues are recorded net of value-added tax incurred, which amounted to nil, nil and $1,778,682 for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)                                 Cost of revenues

Cost of revenues comprises advertising service cost and advertising equipment cost.

Advertising service cost consists primarily of media costs payable under concession contracts, depreciation, amortization of concession contracts and patent, business taxes and surcharges and other operating costs.  Media costs are expensed as incurred.

The amount of business taxes and surcharges included in advertising services cost totalling $6,750,536, $3,242,640 and $7,334,947 for the years ended December 31, 2009, 2010 and 2011, respectively.

Advertising equipment represents the cost incurred for sales of media display equipment and PIDS, including purchase cost of digital television displays and equipment necessary for the operation of PIDS, and post-delivery training and supporting cost for PIDS.  Cost of sales of PIDS is deferred until the corresponding revenue is recognized in the consolidated statements of operations.

(r)                                   Operating leases

Leases in which substantially all the rewards and risks of ownership of assets remain with the leasing group are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

(s)                                   Foreign currency translation

The functional and reporting currency of the Company is the United States dollars (“US dollars”).  Monetary assets and liabilities denominated in currencies other than the US dollars are translated into the US dollars at the rates of exchange at the balance sheet date.  Transactions in currencies other than the US dollars during the year are converted into the US dollars at the applicable rates of exchange prevailing on the respective dates of the transactions.  Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries and VIEs are maintained in their respective local currencies, the Renminbi (“RMB”) or Hong Kong Dollar (“HKD”), which are also their respective functional currencies.  Assets and liabilities are translated at the exchange rates at the balance sheet date; equity accounts are translated at historical exchange rates; revenues, expenses and gains and losses are translated using the average rates for the period.  Translation adjustments are reported as foreign currency translation adjustments and are recorded within accumulated other comprehensive income in the consolidated statements of changes of equity and comprehensive income (loss).

(t)                                    Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to VisionChina Media Inc. shareholders by the weighted average number of common shares outstanding during the year.  Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  The Company’s dilutive securities consist of outstanding share options and restricted shares.  Certain common share equivalents (e.g. share options and restricted shares) are excluded from calculation of diluted income (loss) per share as their effect is antidilutive.  The Company had 2,399,658, 1,771,824 and 1,555,353 outstanding share options as of December 31, 2009, 2010 and 2011, respectively.  As of December 31, 2009, 2010 and 2011, the Company had 90,723, 243,889 and 308,025 outstanding restricted shares, respectively.

The following table sets forth the computation of basic and diluted net income (loss) per share.

	Year ended December 31,
	2009	2010	2011
Numerator:
Net income (loss) attributable to VisionChina Media Inc. shareholders	$26,603,003	$(151,338,222)	$(12,503,292)

Denominator:
Weighted average number of shares outstanding-basic	71,686,900	82,739,234	102,047,412

Effect of dilutive securities:
Share options and restricted shares	989,538	—	—

Weighted average number of shares outstanding-diluted	72,676,438	82,739,234	102,047,412

Basic net income (loss) per share	$0.37	$(1.83)	$(0.12)
Diluted net income (loss) per share	0.37	(1.83)	(0.12)

The above computations of diluted weighted-average number of shares outstanding exclude the effect of potential conversion of shares options and restricted shares into 1,500,843, 2,015,713, and 1,863,378 common shares for the years ended December 31, 2009, 2010, and 2011, respectively, as this would have an antidilutive effect on income (loss) per share.

(u)                                 Income taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse.  The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized.  The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax (expenses) benefits.

(v)                                  Share-based compensation

Share-based payments to employees are measured based on the fair values of share options and restricted shares on the respective grant dates and recognized as compensation expenses over the requisite service periods with a corresponding credit to additional paid-in capital.  For share options and restricted shares granted with performance condition that do not affect the exercise price or factors other than vesting or exercisability, compensation expenses are accrued if it is probable that the performance condition will be achieved, and compensation expenses are not accrued if it is not probable that the performance condition will be achieved.

Share options and restricted shares granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes option pricing model to measure the value of share options granted to non-employees and employees at each measurement date.

(w)                               Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.  Comprehensive income (loss) is reported in the consolidated statements of changes of equity and comprehensive income (loss).  Comprehensive income (loss) of the Group represents the foreign currency translation adjustments and net income (loss) for the year.

(x)                                 Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.  Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful debts, valuation of fixed assets, valuations of goodwill and intangible assets, valuation of investments under equity method, valuation of other investments, valuation of deferred tax assets, useful lives of fixed assets and intangible assets, fair value of share options and restricted shares and provision for litigation.  These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable.  Actual results could differ from those estimates.

(y)                                  Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company. Government grants are recognized after the grants have been received and all of the conditions specified in the grants have been met, and are classified as operating or non-operating profit based on the nature of the government grants.

In 2009, the Company received government incentive of $538,085 from the local government for its local business operations.  This incentive has been classified as operating profit because it was related to the Company’s business operations.

(z)                                   Advertising costs

Advertising costs are expensed as incurred.  Advertising costs amounted to $854,224, $3,519,708 and $13,038,126 for years ended December 31, 2009, 2010 and 2011, respectively, and were included in selling and marketing expenses.

(aa)                          Concentration of Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and accounts receivable.  As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents and restricted cash were managed by financial institutions with high credit ratings and quality.  Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC.  The risk with respect to accounts receivable is mitigated by credit evaluations performed on the customers and ongoing monitoring of outstanding balances.  The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.  The allowance for doubtful accounts is based on a review of aging data and specifically identified accounts.  Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  There is no individual customer with balances over 10% of the accounts receivable as of December 31, 2010 and 2011.

Current vulnerability due to certain other concentrations

Substantially all of the Group’s businesses are transacted in RMB. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with supplier invoices, shipping documents and signed contracts.

(ab)                          Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

A fair value hierarchy is established that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  Three levels of inputs are established that may be used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•                                          Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•                                          Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•                                          Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2010 and 2011.  Other than the impaired goodwill and intangible assets (see Note 7 and Note 8), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis.  The estimated fair value of the impaired goodwill and intangible assets at the time of impairment tests was estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other current assets, short-term bank loans, accounts payable, amounts due to related parties, consideration payable and other current liabilities approximate their fair values due to the short term nature of these instruments.

The fair values of investments under the equity method of accounting and other investments accounted for under the cost method of accounting cannot be reasonably estimated without incurring excessive cost.

(ac)                           Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs (“ASU 2011-04”).  ASU 2011-04 amends FASB Accounting Standard Codification (“ASC”) 820, Fair Value Measurements, (“FASB ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between US GAAP and International Financial Reporting Standards.  ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the FASB ASC 820 disclosure requirements, particularly for Level 3 fair value measurements.  ASU 2011-04 will be effective for the Company’s fiscal year beginning January 1, 2012.  The adoption of ASU 2011-04 is not expected to have a material effect on the Company’s consolidated financial statements, but may require certain additional disclosures.

In September 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, (“ASU 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity.  The amendments in this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The amendments in this standard do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes.  The amendments in ASU 2011-05 are effective for annual periods beginning January 1, 2012 and are to be applied retrospectively.  However, in December 2011 this ASU was amended by ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers the requirement to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The amendments in these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted. The adoption of the provisions of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other An amendment to FASB ASC 350, Intangibles - Goodwill and Other (“ASU 2011-08”), which simplifies how entities test goodwill for impairment.  Previous guidance under FASB ASC 350 required an entity to test goodwill for impairment using a two-step process on at least an annual basis.  First, the fair value of a reporting unit is calculated and compared to its carrying amount, including goodwill.  Second, if the fair value of a reporting unit was less than its carrying amount, the amount of impairment loss, if any, is required to be measured.  Under the amendments in ASU 2011-08, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary.  If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described under FASB ASC 350.  The amendments are effective for the Company for annual and interim goodwill impairment tests performed for fiscal years beginning January 1, 2012, and early adoption is permitted.  The Company is planning to adopt this standard in 2012.  The adoption of the amendments to FASB ASC 350 is not expected to have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-09, Compensation - Retirement Benefits - Multiemployer Plans (Subtopic 715-80), Disclosures about an Employer’s Participation in a Multiemployer Plan (“ASU 2011-09”). ASU 2011-09 requires an employer that participates in multiemployer pension plans, to provide additional quantitative and qualitative disclosures in order to provide users with more detailed information about the employer’s involvement in multiemployer pension plans. In addition, it includes changes in the disclosures required for multiemployer plans that provide postretirement benefits other than pensions. ASU 2011-09 is effective for the Company’s fiscal year ending after December 15, 2011. The adoption of the amendments to ASU 2011-09 is not expected to have a material impact on the Company’s consolidated financial statements.